Fair Value - Schedule of Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	¥ 3,363,942	¥ 2,612,743
Total	3,363,942	2,612,743
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	3,363,942	2,612,743
Total	¥ 3,363,942	¥ 2,612,743